Consolidated schedule of investments
Nomura Asset Strategy Fund
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Fannie Mae REMICs
Series 2015-18 NS 2.378% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	2,691,476	$ 243,384
Series 2015-37 SB 1.878% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	5,514,968	395,629
Series 2016-48 US 2.358% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	5,121,298	262,668
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,030,937	232,485
Series 2019-13 IP 5.00% 3/25/49 Σ, =	1,729,298	363,863

Freddie Mac REMICs Series 4740 SB 2.443% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	2,674,283	270,580
GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	12,231,332	1,731,757
Total Agency Collateralized Mortgage Obligations (cost $5,127,066)		3,500,366

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	700,000	626,621
Series K150 A2 3.71% 9/25/32 ♦, •	180,000	171,712
Series K753 A2 4.40% 10/25/30 ♦	120,000	119,536
Total Agency Commercial Mortgage-Backed Securities (cost $932,051)		917,869

Agency Mortgage-Backed Securities — 3.90%
Fannie Mae S.F. 15 yr
2.00% 7/1/36	1,879,565	1,712,711
2.00% 8/1/36	1,006,421	918,023
2.50% 7/1/36	789,472	739,029
2.50% 6/1/37	815,115	763,034
3.00% 11/1/33	200,831	193,722
3.00% 9/1/37	258,332	244,633
Fannie Mae S.F. 30 yr
2.00% 6/1/50	84,068	67,931
2.00% 2/1/51	5,774,543	4,623,938
2.00% 4/1/51	5,800,324	4,680,476
2.00% 9/1/51	1,149,717	923,730
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
2.50% 11/1/51	82,128	$ 70,275
2.50% 3/1/52	3,947,387	3,317,233
2.50% 4/1/52	100,380	85,179
3.00% 7/1/52	3,292,379	2,872,761
3.00% 8/1/52	1,954,836	1,705,710
3.00% 3/1/56	2,033,330	1,774,183
3.50% 5/1/52	1,314,929	1,193,800
3.50% 9/1/52	2,047,220	1,878,165
4.00% 1/1/55	1,717,432	1,606,099
4.00% 1/1/56	926,384	866,245
5.00% 8/1/53	250,713	247,755
5.50% 9/1/54	1,729,773	1,739,233
5.50% 9/1/55	2,045,643	2,053,396
6.00% 8/1/54	575,882	589,194
6.00% 9/1/55	3,278,446	3,354,230
6.50% 3/1/55	1,167,713	1,208,352
6.50% 9/1/55	730,553	758,801
7.00% 8/1/55	351,115	370,790

Freddie Mac S.F. 15 yr 2.00% 8/1/36	842,349	768,022
Freddie Mac S.F. 30 yr
2.00% 3/1/52	3,643,390	2,927,540
2.50% 11/1/50	48,068	40,983
2.50% 1/1/52	2,387,760	2,026,662
2.50% 5/1/52	3,657,807	3,073,140
3.00% 12/1/46	769,346	685,561
3.50% 4/1/52	408,109	372,466
4.00% 9/1/52	515,690	482,698
4.50% 10/1/52	2,430,761	2,348,063
5.00% 9/1/52	1,020,470	1,013,123
5.00% 1/1/55	959,772	945,086
6.50% 8/1/54	227,433	235,348
GNMA II S.F. 30 yr
2.00% 10/20/50	3,078,116	2,530,381
2.50% 7/20/51	3,250,654	2,780,024
3.00% 4/20/52	2,271,229	2,018,151
3.50% 9/20/55	2,260,147	2,030,791
4.00% 4/20/55	864,366	803,952
4.50% 8/20/55	1,372,255	1,318,827
5.00% 9/20/52	388,677	385,858
5.00% 12/20/54	699,900	691,590
5.50% 5/20/53	535,589	542,036
5.50% 2/20/54	200,877	204,221
5.50% 2/20/55	1,181,167	1,187,989
6.00% 3/20/55	1,154,127	1,181,201
6.50% 4/20/55	698,005	723,337
Total Agency Mortgage-Backed Securities (cost $72,564,315)		71,875,678

NQ- IV006 [0626] 0826 (5831246)    1

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations — 0.12%
AIMCO CLO 17 Series 2022-17A CR 144A 5.564% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	$ 649,914
Barings CLO Series 2018-2A CR 144A 5.773% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	599,296
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	450,000	450,536
OHA Credit Funding Series 2022-11A CR 144A 5.575% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	600,000	599,573
Total Collateralized Loan Obligations (cost $2,300,000)		2,299,319

Convertible Bond — 0.09%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,427,658	1,644,057
Total Convertible Bond (cost $2,417,082)		1,644,057

Corporate Bonds — 12.66%
Automotive — 0.16%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	560,000	558,362
Clarios Global 144A 6.75% 9/15/32 #	1,205,000	1,231,420
Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,205,000	1,266,050
		3,055,832
Banking — 2.13%
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ	520,000	502,949
Banco Santander
4.867% 4/15/31	600,000	596,751
5.365% 7/15/28 μ	800,000	806,520
8.00% 2/1/34 μ, ψ	1,400,000	1,511,251

Bancolombia 8.625% 12/24/34 μ	690,000	737,171
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
5.518% 10/25/35 μ	618,000	$ 621,089
5.872% 9/15/34 μ	185,000	193,428
6.204% 11/10/28 μ	470,000	479,948
6.25% 7/26/30 μ, ψ	190,000	192,386
6.625% 5/1/30 μ, ψ	255,000	263,023

Bank of Montreal 7.70% 5/26/84 μ	1,510,000	1,580,217
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	335,000	329,588
Barclays
5.207% 2/24/37 μ	525,000	511,468
7.625% 3/15/35 μ, ψ	1,050,000	1,098,021

BPCE 144A 6.347% 1/13/47 #, μ	250,000	245,758
Citibank 4.846% 6/18/32 μ	360,000	359,822
Citigroup
3.07% 2/24/28 μ	711,000	704,367
6.75% 2/15/30 μ, ψ	295,000	299,257
6.875% 8/15/30 μ, ψ	130,000	133,208
7.00% 8/15/34 μ, ψ	285,000	297,392

Credit Agricole 144A 5.186% 8/1/32 #, μ	250,000	251,249
Deutsche Bank
4.95% 8/4/31 μ	494,000	492,371
5.297% 5/9/31 μ	325,000	328,473
6.819% 11/20/29 μ	490,000	512,631
7.146% 7/13/27 μ	355,000	355,292

Goldman Sachs Bank USA 4.656% 6/3/29 μ	325,000	325,252
Goldman Sachs Group
1.542% 9/10/27 μ	2,520,000	2,505,991
4.369% 10/21/31 μ	130,000	127,172
4.972% 6/3/32 μ	425,000	424,847
5.049% 7/23/30 μ	1,160,000	1,166,991
5.065% 1/21/37 μ	635,000	620,214
5.094% 4/20/34 μ	245,000	244,087
5.218% 4/23/31 μ	500,000	505,071
5.387% 2/2/41 μ	560,000	545,708
5.561% 11/19/45 μ	215,000	209,064
6.484% 10/24/29 μ	555,000	575,783

HSBC Holdings 4.711% 5/12/30 μ	355,000	353,540
JPMorgan Chase & Co.
4.622% 4/23/32 μ	505,000	499,283
5.103% 4/22/31 μ	420,000	424,817
5.148% 4/23/37 μ	570,000	566,110
5.193% 2/5/37 μ	1,440,000	1,416,777
5.571% 4/22/28 μ	250,000	252,119
6.10% 7/1/31 μ, ψ	370,000	374,797

2    NQ- IV006 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
6.254% 10/23/34 μ	776,000	$ 830,839

KeyBank National Association 5.00% 1/26/33	710,000	702,951
Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	200,000	199,104
Morgan Stanley
2.484% 9/16/36 μ	575,000	498,940
4.809% 4/16/32 μ	365,000	362,239
5.164% 4/20/29 μ	780,000	786,251
5.296% 4/10/37 μ	310,000	308,576
5.831% 4/19/35 μ	593,000	615,465
6.296% 10/18/28 μ	575,000	587,307
6.407% 11/1/29 μ	530,000	548,739

NatWest Markets 144A 5.022% 3/21/30 #	1,005,000	1,013,268
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,870,000	1,890,101
Northern Trust 5.117% 11/19/40 μ	645,000	630,860
PNC Financial Services Group
5.423% 1/25/41 μ	180,000	176,944
5.676% 1/22/35 μ	235,000	242,256
6.875% 10/20/34 μ	445,000	491,470

Royal Bank of Canada 6.50% 11/24/85 μ	415,000	410,727
Societe Generale 144A 5.439% 10/3/36 #, μ	250,000	246,524
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	615,000	626,792
144A 6.875% 6/5/32 #, μ, ψ	400,000	401,281
144A 7.00% 2/10/30 #, μ, ψ	485,000	495,141
US Bancorp
4.653% 2/1/29 μ	411,000	411,360
6.787% 10/26/27 μ	220,000	221,626

US Bank 4.73% 5/15/28 μ	375,000	375,909
Wells Fargo & Co.
4.844% 5/20/32 μ	400,000	398,734
4.96% 1/23/37 μ	341,000	333,036
6.491% 10/23/34 μ	824,000	889,692
		39,237,385
Basic Industry — 0.74%
Anglo American Capital 144A 5.25% 3/19/36 #	710,000	702,875
Arsenal AIC Parent 144A 8.00% 10/1/30 #	1,661,000	1,733,171
BHP Billiton Finance USA 4.75% 2/28/28	915,000	920,547
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Carpenter Technology 144A 5.625% 3/1/34 #	738,000	$ 738,364
Celanese US Holdings 7.375% 2/15/34	779,000	805,385
Chemours 144A 7.875% 3/15/34 #	340,000	341,960
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,747,000	1,735,374
Commercial Metals 144A 6.00% 12/15/35 #	1,141,000	1,138,657
Constellium 144A 6.375% 8/15/32 #	1,215,000	1,239,004
Ecolab
5.15% 6/15/33	765,000	775,799
5.35% 6/15/36	520,000	529,165

ICL Group 144A 6.036% 6/16/36 #	505,000	505,048
LYB International Finance III 5.875% 1/15/36	695,000	697,162
LyondellBasell Industries 4.625% 2/26/55	495,000	377,949
Olympus Water US Holding 144A 7.25% 2/15/33 #	825,000	816,521
Vedanta Resources Finance II 144A 7.00% 7/13/32 #	550,000	547,271
		13,604,252
Brokerage — 0.20%
Blackstone Reg Finance 5.00% 12/6/34	1,335,000	1,314,210
Brookfield Asset Management 4.653% 11/15/30	495,000	488,693
Charles Schwab 5.493% 5/21/37 μ	255,000	258,538
Jefferies Financial Group
5.125% 4/28/31	240,000	236,981
6.20% 4/14/34	205,000	209,884

KKR & Co. 5.10% 8/7/35	960,000	929,019
TPG Operating Group II 4.875% 5/15/31	240,000	236,850
		3,674,175
Capital Goods — 1.03%
Arcosa 144A 6.875% 8/15/32 #	754,000	787,140
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	525,000	531,214
Boeing
6.259% 5/1/27	420,000	425,647
6.388% 5/1/31	130,000	138,165
NQ- IV006 [0626] 0826 (5831246)    3

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Boeing
6.858% 5/1/54	1,005,000	$ 1,130,334

Bombardier 144A 8.75% 11/15/30 #	1,495,000	1,582,164
CACI International 144A 6.375% 6/15/33 #	773,000	784,456
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	1,104,000	1,089,889
Cyprium 144A 6.125% 4/15/31 #	672,000	673,650
Enpro 144A 6.125% 6/1/33 #	783,000	795,214
Goat Holdco 144A 6.75% 2/1/32 #	792,000	812,312
Honeywell Aerospace 144A 4.95% 3/16/36 #	450,000	443,297
Manitowoc 144A 9.25% 10/1/31 #	733,000	788,846
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	395,000	404,028
144A 9.25% 4/15/30 #	1,302,000	1,281,965

Moog 144A 5.50% 10/15/34 #	664,000	655,549
Northrop Grumman
4.03% 10/15/47	855,000	681,473
5.20% 6/1/54	530,000	494,917

Regal Rexnord 6.40% 4/15/33	480,000	509,728
Republic Services 5.00% 7/15/36	360,000	357,531
RTX 4.625% 11/16/48	440,000	381,934
Sword Purchaser
144A 8.25% 4/15/33 #	458,000	474,186
144A 10.50% 4/15/34 #	196,000	205,206

Terex 144A 6.25% 10/15/32 #	1,539,000	1,559,821
TransDigm
144A 6.125% 7/31/34 #	332,000	331,988
144A 6.625% 3/1/32 #	800,000	821,497
Trivium Packaging Finance
144A 8.25% 7/15/30 #	458,000	484,210
144A 12.25% 1/15/31 #	355,000	392,659
		19,019,020
Communications — 0.79%
AT&T
5.55% 11/1/45	285,000	267,978
5.70% 11/1/54	385,000	358,161
6.00% 4/30/56	340,000	328,819
6.30% 1/15/38	270,000	283,594

Comcast 6.05% 5/15/55	285,000	272,817
IHS Holding 144A 8.25% 11/29/31 #	725,000	758,512
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Meta Platforms
5.625% 11/15/55	450,000	$ 408,047
6.30% 5/15/56	450,000	448,238

Orange 144A 5.00% 1/13/36 #	695,000	679,185
Rogers Communications
5.30% 2/15/34	1,240,000	1,229,648
7.125% 4/15/55 μ	530,000	544,770

Sable International Finance 144A 7.125% 10/15/32 #	1,752,000	1,740,970
SoftBank
144A 4.699% 7/9/30 #	645,000	637,664
144A 5.332% 7/9/35 #	775,000	765,775
Space Exploration Technologies
144A 5.35% 7/15/31 #	810,000	808,098
144A 5.65% 7/15/33 #	1,010,000	1,004,271
144A 5.875% 7/15/36 #	660,000	651,640

Time Warner Cable 6.55% 5/1/37	1,515,000	1,502,574
T-Mobile USA
5.125% 5/15/32	145,000	146,549
5.875% 11/15/55	555,000	540,832
Verizon Communications
2.10% 3/22/28	705,000	676,777
5.875% 11/30/55	255,000	247,565
6.20% 5/14/56 μ	245,000	247,780
		14,550,264
Consumer Cyclical — 0.42%
Amazon.com
4.10% 11/20/30	320,000	314,595
4.875% 3/13/36	225,000	221,575
5.80% 3/13/56	240,000	238,636
General Motors Financial
2.35% 2/26/27	660,000	651,202
5.10% 9/15/31	270,000	270,582
5.625% 4/4/32	195,000	199,804

Gildan Activewear 144A 4.70% 10/7/30 #	1,350,000	1,325,177
Hyundai Capital America 144A 4.50% 9/18/30 #	1,155,000	1,134,564
Lowe's 4.25% 3/15/31	355,000	347,920
Royal Caribbean Cruises
4.75% 5/15/33	360,000	350,540
144A 6.00% 2/1/33 #	1,095,000	1,110,750
VICI Properties
4.95% 2/15/30	1,370,000	1,366,564
5.625% 4/1/35	180,000	180,154
		7,712,063

4    NQ- IV006 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 0.08%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,710,000	$ 1,536,144
		1,536,144
Consumer Non-Cyclical — 0.72%
Abbott Laboratories
4.30% 3/15/33	305,000	295,923
4.65% 3/15/36	620,000	602,258
AbbVie
4.125% 3/15/31	425,000	416,091
4.75% 3/15/36	295,000	288,723

Amgen 4.85% 2/19/36	650,000	637,033
Bunge Limited Finance
2.75% 5/14/31	5,000	4,565
4.20% 9/17/29	935,000	924,057

Cargill 144A 4.125% 10/23/30 #	305,000	298,771
CVS Health
5.00% 9/15/32	375,000	375,966
5.05% 3/25/48	345,000	304,920

Eli Lilly & Co. 4.55% 10/15/32	310,000	308,275
Gilead Sciences 4.60% 5/20/31	315,000	314,073
HCA
5.30% 5/15/36	385,000	382,607
5.45% 9/15/34	1,255,000	1,268,991
JBS
3.625% 1/15/32	2,000,000	1,854,531
144A 5.625% 3/10/37 #	305,000	303,919
144A 6.40% 5/10/57 #	175,000	174,706
Medline Borrower
144A 5.00% 6/15/31 #	465,000	463,042
144A 5.25% 6/15/33 #	275,000	273,534
Merck & Co.
3.85% 3/15/29	220,000	217,348
4.15% 3/15/31	385,000	377,809
5.20% 5/22/36	380,000	384,858
Novartis Capital
4.40% 3/18/31	240,000	238,299
4.90% 3/18/36	415,000	412,590
5.70% 3/18/56	55,000	56,086

Pfizer 4.20% 11/15/30	200,000	197,475
Philip Morris International 4.875% 4/29/36	245,000	239,942
Sysco
5.10% 9/23/30	740,000	747,277
5.40% 3/23/35	850,000	854,194
		13,217,863
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric — 0.59%
American Electric Power 6.05% 3/15/56 μ	255,000	$ 253,645
Black Hills 4.55% 1/31/31	285,000	280,794
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	606,300	625,817
Chpe
144A 5.10% 6/30/33 #	230,000	229,462
144A 5.35% 6/30/36 #	260,000	259,281
Dominion Energy
6.20% 2/15/56 μ	250,000	250,874
Series A 6.875% 2/1/55 μ	835,000	863,199

Duke Energy Carolinas 5.15% 6/15/36	275,000	275,387
National Grid 5.405% 6/9/36	435,000	433,310
NRG Energy
144A 4.734% 10/15/30 #	460,000	454,633
144A 5.407% 10/15/35 #	365,000	358,974
144A 6.00% 1/15/36 #	827,000	824,832

Oglethorpe Power 4.50% 4/1/47	1,360,000	1,129,967
Pacific Gas & Electric 6.00% 5/1/56	674,000	645,269
San Diego Gas & Electric 5.20% 3/15/36	125,000	124,455
Union Electric 4.80% 3/15/36	135,000	131,393
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,627,742
Vistra Operations
144A 4.70% 1/31/31 #	525,000	515,238
144A 5.35% 1/31/36 #	340,000	333,356
144A 5.55% 4/30/36 #	285,000	283,707
		10,901,335
Energy — 1.30%
Archrock Partners 144A 6.625% 9/1/32 #	770,000	785,732
Bristow Group 144A 6.75% 2/1/33 #	333,000	334,206
Enbridge 5.55% 6/20/35	360,000	366,273
Energy Transfer
5.75% 2/15/33	1,315,000	1,362,064
6.30% 1/15/56	175,000	175,698
6.50% 2/15/56 μ	645,000	650,732

Enterprise Products Operating 3.30% 2/15/53	1,425,000	954,634
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	709,360	631,871
Genesis Energy 6.75% 3/15/34	501,000	497,425
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	675,000	713,463
NQ- IV006 [0626] 0826 (5831246)    5

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Hilcorp Energy I 144A 6.00% 2/1/31 #	2,515,000	$ 2,437,554
Martin Midstream Partners 144A 11.50% 2/15/28 #	150,000	151,227
Matador Resources 144A 6.25% 4/15/33 #	795,000	792,506
Murphy Oil 6.00% 10/1/32	820,000	817,133
Nabors Industries 144A 7.625% 11/15/32 #	799,000	818,023
ONEOK 5.70% 11/1/54	820,000	761,924
Ovintiv 6.625% 8/15/37	590,000	631,693
Rio Grande LNG 144A 5.25% 6/30/31 #	145,000	145,013
Schlumberger Investment
4.80% 5/7/33	85,000	84,563
5.15% 5/7/36	245,000	244,000
SM Energy
144A 6.625% 4/15/34 #	332,000	326,990
144A 8.625% 11/1/30 #	770,000	809,022

Targa Resources Partners 5.00% 1/15/28	1,500,000	1,499,474
Transocean International 144A 7.875% 10/15/32 #	733,000	765,593
USA Compression Partners 144A 7.125% 3/15/29 #	765,000	783,971
Valero Energy 5.15% 3/10/36	1,425,000	1,403,257
Venture Global LNG 144A 8.375% 6/1/31 #	2,540,000	2,644,910
Venture Global Plaquemines LNG 144A 6.125% 12/15/30 #	780,000	798,438
Western Midstream Operating
5.50% 12/15/35	200,000	197,974
5.70% 7/1/36	185,000	185,403

Woodside Finance 5.70% 5/19/32	1,225,000	1,261,269
		24,032,035
Financials — 0.67%
Aercap Funding DAC 4.875% 7/7/31	350,000	348,421
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	510,000	482,746
Apollo Debt Solutions 6.70% 7/29/31	1,265,000	1,290,127
Avolon Holdings Funding 144A 4.85% 4/1/33 #	290,000	280,803
Azorra Finance 144A 7.75% 4/15/30 #	1,751,000	1,817,690
Blackstone Private Credit Fund
5.05% 9/10/30	285,000	272,849
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Blackstone Private Credit Fund
5.35% 3/12/31	190,000	$ 182,760
5.60% 11/22/29	725,000	715,532

Block 144A 6.00% 8/15/33 #	800,000	805,980
Blue Owl Credit Income
5.80% 3/15/30	726,000	707,884
6.60% 9/15/29	310,000	312,133

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	621,000	612,854
Icahn Enterprises
5.25% 5/15/27	325,000	321,398
9.75% 1/15/29	325,000	319,000

Jefferies Finance 144A 6.625% 10/15/31 #	1,160,000	1,142,820
OneMain Finance 6.75% 9/15/33	1,150,000	1,139,864
PennyMac Financial Services 144A 6.75% 2/15/34 #	800,000	768,502
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	510,000	501,844
Sumisho Air Lease
144A 4.85% 3/24/31 #	195,000	193,016
144A 5.50% 3/24/36 #	95,000	94,678
		12,310,901
Healthcare — 0.45%
1261229 BC 144A 10.00% 4/15/32 #	775,000	785,467
Acadia Healthcare 144A 7.375% 3/15/33 #	622,000	641,079
AMN Healthcare 144A 6.50% 1/15/31 #	799,000	804,326
CHS 144A 5.25% 5/15/30 #	1,918,000	1,811,148
GENMAB 144A 6.25% 12/15/32 #	775,000	790,239
Global Medical Response 144A 7.375% 10/1/32 #	1,579,000	1,637,265
Molina Healthcare 144A 6.50% 2/15/31 #	550,000	560,200
Tenet Healthcare 144A 5.50% 11/15/32 #	1,340,000	1,333,100
		8,362,824
Insurance — 0.41%
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	775,000	745,625
Athene Holding 6.875% 6/28/55 μ	340,000	326,633

6    NQ- IV006 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Fortitude Global Funding 144A 4.625% 10/6/28 #	1,025,000	$ 1,014,170
Howden UK Refinance 144A 8.125% 2/15/32 #	350,000	314,019
HUB International 144A 7.375% 1/31/32 #	1,600,000	1,629,608
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	1,500,000	1,531,037
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,820,000	1,832,415
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	63,000	63,620
144A 6.85% 12/16/39 #	192,000	212,627
		7,669,754
Leisure — 0.30%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	182,000	169,203
Carnival 144A 5.875% 6/15/31 #	958,000	975,755
Life Time 144A 6.00% 11/15/31 #	1,746,000	1,773,957
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,639,964
Lindblad Expeditions 144A 7.00% 9/15/30 #	395,000	408,644
Muvico PIK 144A 15.00% 2/19/29 #, «	370,000	404,608
Six Flags Entertainment 144A 8.625% 1/15/32 #	140,000	144,248
		5,516,379
Materials — 0.18%
NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,310,712
		3,310,712
Media — 0.61%
Advantage Sales & Marketing 144A 9.00% 11/15/30 #	1,060,383	946,391
Arches Buyer 144A 6.125% 12/1/28 #	350,000	345,012
CCO Holdings
144A 4.50% 8/15/30 #	1,858,000	1,728,326
144A 7.00% 2/1/33 #	523,000	513,333

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Directv Financing 144A 10.00% 2/15/31 #	395,000	$ 410,150
Gray Media 144A 7.25% 8/15/33 #	379,000	373,523
iHeartCommunications
144A 9.125% 5/1/29 #	370,000	359,337
144A 10.875% 5/1/30 #	182,000	158,249

McGraw-Hill Education 144A 8.00% 8/1/29 #	670,000	671,780
Midcontinent Communications 144A 8.00% 8/15/32 #	1,535,000	1,346,961
Nexstar Media 144A 6.50% 9/15/33 #	449,000	449,270
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	454,585	475,792
RR Donnelley & Sons PIK 144A 11.00% 6/1/31 #, «	100,000	97,097
Sirius XM Radio 144A 4.125% 7/1/30 #	2,055,000	1,935,542
Stagwell Global 144A 5.625% 8/15/29 #	360,000	347,487
Univision Communications 144A 7.375% 6/30/30 #	1,100,000	1,103,881
		11,262,131
Real Estate — 0.16%
Forestar Group 144A 6.50% 3/15/33 #	540,000	548,800
Millrose Properties 144A 6.375% 8/1/30 #	795,000	806,289
RHP Hotel Properties 144A 6.50% 6/15/33 #	775,000	795,642
Starwood Property Trust 144A 6.50% 7/1/30 #	770,000	787,795
		2,938,526
Real Estate Investment Trusts — 0.07%
Extra Space Storage 4.90% 2/1/32	750,000	747,362
Simon Property Group 2.65% 2/1/32	630,000	562,904
		1,310,266
Retail — 0.39%
Bath & Body Works 6.875% 11/1/35	2,795,000	2,863,989
Global Auto Holdings 144A 8.75% 1/15/32 #	200,000	189,801
Magnera 144A 7.25% 11/15/31 #	1,390,000	1,358,120
Michaels
144A 8.50% 3/15/33 #	417,000	413,282
144A 11.00% 3/15/34 #	209,000	204,857

NQ- IV006 [0626] 0826 (5831246)    7

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

Victra Holdings 144A 8.75% 9/15/29 #	1,651,000	$ 1,704,085
William Carter 144A 7.375% 2/15/31 #	525,000	543,029
		7,277,163
Services — 0.25%
Albion Financing 1 144A 7.00% 5/21/30 #	800,000	828,887
Gaia Purchaser 144A 7.625% 7/15/33 #	75,000	75,907
Herc Holdings 144A 6.00% 3/15/34 #	779,000	774,626
Hertz 144A 12.625% 7/15/29 #	130,000	105,917
Neptune Bidco US 144A 9.50% 2/15/33 #	300,000	303,692
Staples 144A 10.75% 9/1/29 #	330,000	315,070
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	312,000	326,861
WESCO Distribution 144A 5.25% 4/15/31 #	416,000	412,771
White Cap Supply Holdings 144A 7.375% 11/15/30 #	1,377,000	1,397,457
		4,541,188
Technology — 0.47%
Accenture Capital 4.05% 10/4/29	950,000	934,916
Beacon Point 144A 6.129% 11/30/42 #	420,000	423,776
Broadcom
4.20% 10/15/30	180,000	176,486
4.90% 7/15/32	240,000	240,846
Dell International
4.75% 7/15/31	240,000	238,608
5.25% 2/15/37	390,000	384,085

Entegris 144A 4.75% 4/15/29 #	385,000	380,686
Foundry JV Holdco
144A 6.10% 1/25/36 #	725,000	765,124
144A 6.15% 1/25/32 #	285,000	299,142
Leidos
5.00% 3/15/36	1,470,000	1,416,429
5.40% 3/15/32	260,000	263,438
NVIDIA
4.50% 6/15/31	180,000	179,402
4.95% 6/15/36	250,000	247,904
5.55% 6/15/46	210,000	208,565
5.625% 6/15/56	390,000	387,394
Oracle
4.70% 9/27/34	420,000	384,992
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
5.70% 2/4/36	495,000	$ 479,559
5.875% 9/26/45	580,000	508,049
6.00% 8/3/55	140,000	119,292
6.70% 2/4/56	125,000	117,724

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	205,000	194,987
Workday
3.50% 4/1/27	55,000	54,611
3.70% 4/1/29	110,000	106,896
3.80% 4/1/32	110,000	102,466
		8,615,377
Technology & Electronics — 0.17%
Black Pearl Compute 144A 6.125% 2/15/31 #	332,000	336,670
Cipher Compute 144A 7.125% 11/15/30 #	234,000	243,541
Cloud Software Group 144A 6.50% 3/31/29 #	1,003,000	973,934
ION Platform Finance US 144A 7.875% 9/30/32 #	500,000	362,897
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	815,000	828,844
WULF Compute 144A 7.75% 10/15/30 #	302,000	317,391
		3,063,277
Telecommunications — 0.29%
Altice France Lux 3 144A 10.00% 1/15/33 #	250,000	246,174
Connect Finco 144A 9.00% 9/15/29 #	1,340,000	1,411,682
CoreWeave 144A 9.75% 10/1/31 #	925,000	923,616
Iliad Holding 144A 8.50% 4/15/31 #	725,000	768,518
Uniti Services 144A 7.50% 10/15/33 #	800,000	842,442
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	600,000	493,556
VZ Secured Financing 144A 5.00% 1/15/32 #	635,000	556,378
Zayo Group Holdings PIK 144A 13.75% 9/9/30 #, «	150,000	148,347
		5,390,713
Transportation — 0.08%
FedEx 3.25% 5/15/41	375,000	294,360
Fedex Freight Holding
144A 4.95% 3/15/33 #	525,000	514,554
144A 5.25% 3/15/36 #	620,000	604,115

8    NQ- IV006 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

United Airlines Holdings 5.375% 3/1/31	166,000	$ 165,015
		1,578,044
Total Corporate Bonds (cost $233,373,163)		233,687,623

Government Agency Obligations — 0.23%
Avilease Capital 144A 5.50% 6/30/31 #	760,000	765,934
Comision Federal de Electricidad
144A 6.045% 1/28/34 #	760,000	744,982
144A 6.50% 1/28/51 #	255,000	249,262

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	645,000	639,489
Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	720,869
Petroleos Mexicanos 6.70% 2/16/32	1,130,000	1,140,706
Total Government Agency Obligations (cost $4,269,623)		4,261,242

Municipal Bonds — 0.04%
Wisconsin Public Finance Authority Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	650,000	727,701
Total Municipal Bonds (cost $666,393)		727,701

Non-Agency Asset-Backed Securities — 0.04%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	394,300	396,498
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	300,000	302,693
Total Non-Agency Asset-Backed Securities (cost $694,285)		699,191

Non-Agency Collateralized Mortgage Obligations — 0.47%
Connecticut Avenue Securities Trust
Series 2023-R06 1M2 144A 6.328% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,760,515
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	235,818	235,961
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R03 2M1 144A 5.228% (SOFR + 1.60%) 3/25/45 #, •	93,923	$ 94,023
Series 2025-R04 1M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	795,000	797,554
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	350,000	350,860
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	810,000	807,896
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	440,000	441,853
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	340,000	341,205
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	424,466	426,532
Series 2025-DNA2 M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	280,000	280,244
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	350,000	351,170
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	790,000	801,699
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	380,000	380,894
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •	190,000	189,976

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	330,000	329,800
Total Non-Agency Collateralized Mortgage Obligations (cost $8,604,098)		8,590,182

Non-Agency Commercial Mortgage-Backed Securities — 1.14%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	2,385,000	2,382,125
NQ- IV006 [0626] 0826 (5831246)    9

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	$ 913,946
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,124,993
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	1,251,240
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,768,960
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	2,017,773
Series 2022-B32 B 3.202% 1/15/55 •	800,000	666,678

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.125% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	785,000	786,717
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,806,082
FREMF Mortgage Trust Series 2019-K101 B 144A 3.642% 10/25/52 #, •	2,250,000	2,137,423
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	225,000	200,638
Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.328% 12/10/39 #, •	2,700,000	2,710,137
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.746% 2/10/43 #, •	1,100,000	1,080,841
LEX Trust Series 2026-450 A 144A 4.975% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,275,000	1,276,992
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	1,000,000	991,193
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,988,452)		21,115,738

Sovereign Bonds — 0.04%Δ
Ecuador — 0.04%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	200,000	202,200
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 9.25% 1/29/39 #	430,000	$ 442,470
Total Sovereign Bonds (cost $630,000)		644,670

US Treasury Obligations — 0.90%
US Treasury Bond 1.875% 11/15/51	3,200,000	1,759,250
US Treasury Notes
3.875% 8/31/32	290,000	283,798
3.875% 8/15/34	245,000	236,674
4.125% 5/31/31	25,000	24,912
4.375% 5/15/36	14,370,000	14,294,781
Total US Treasury Obligations (cost $16,630,526)		16,599,415
	Number of shares
Common Stocks — 61.52%♣
Communication Services — 4.75%
Alphabet Class A	89,643	32,035,719
Bharti Airtel	785,028	15,378,107
Meta Platforms Class A	23,973	13,503,751
Netflix †	131,811	9,411,305
Spotify Technology †	37,861	17,383,121
		87,712,003
Consumer Discretionary — 5.81%
Amazon.com †	106,205	25,312,900
Amer Sports †	552,969	18,712,471
Chipotle Mexican Grill †	174,548	5,934,632
Hilton Worldwide Holdings	60,779	20,085,028
Home Depot	47,421	16,724,438
Sea ADR †	117,073	11,219,106
Studio City International Holdings ADR †	345,208	631,731
Texas Roadhouse	44,340	8,567,818
		107,188,124
Consumer Staples — 3.73%
Alimentation Couche-Tard	414,480	26,419,173
BJ's Wholesale Club Holdings †	193,009	16,834,245
Casey's General Stores	21,599	17,166,669
Orkla	806,493	8,479,188
		68,899,275
Energy — 1.07%
ConocoPhillips	80,356	8,353,810

10    NQ- IV006 [0626] 0826 (5831246)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy (continued)
SLB	246,197	$ 11,445,698
		19,799,508
Financials — 9.42%
Aon Class A	51,183	16,976,889
Banco Bilbao Vizcaya Argentaria	973,269	24,503,808
Barclays	2,859,069	19,158,621
Capital One Financial	72,773	14,599,719
ING Groep	749,358	23,644,731
Intercontinental Exchange	87,027	10,713,894
Mastercard Class A	36,269	18,627,758
MNSN Holdings =, †	345	27,313
Morgan Stanley	108,696	22,721,812
New Cotai =, †, π	1,819,823	0
PNC Financial Services Group	92,976	22,892,551
		173,867,096
Healthcare — 6.03%
AbbVie	69,264	17,429,593
Ascendis Pharma †	94,193	25,123,157
Eli Lilly & Co.	25,754	30,890,120
EssilorLuxottica	61,999	11,641,657
Fresenius & Co.	240,174	10,972,701
Hoya	94,400	15,226,850
		111,284,078
Industrials — 8.54%
Airbus	86,086	19,153,432
BAE Systems	684,089	16,764,718
Carrier Global	245,766	18,026,936
Howmet Aerospace	93,107	25,032,748
Ingersoll Rand	161,474	13,239,253
Saia †	47,967	20,201,782
Schneider Electric	52,113	17,052,717
SMC	28,800	12,876,083
Sunbelt Rentals Holdings	203,284	15,207,676
		157,555,345
Information Technology — 18.76%
Apple	132,749	38,412,251
Broadcom	47,869	18,082,515
KLA	122,798	37,049,384
Microsoft	74,201	27,678,457
NVIDIA	340,634	68,157,457
Salesforce	65,010	10,184,467
SAP	68,750	10,597,690
Seagate Technology Holdings	21,725	20,964,625
SK hynix	16,987	29,974,964
Taiwan Semiconductor Manufacturing	853,550	67,336,799
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Texas Instruments	59,325	$ 17,683,003
		346,121,612
Materials — 2.43%
Cemex ADR	1,671,669	20,060,028
Sherwin-Williams	44,836	15,437,931
Vulcan Materials	31,884	9,406,099
		44,904,058
Utilities — 0.98%
NTPC	4,777,698	18,012,690
		18,012,690
Total Common Stocks (cost $706,444,335)		1,135,343,789

Preferred Stock — 0.01%♣
Financials — 0.01%
SVB Financial Trust 11/7/32 †	393	180,780
Total Preferred Stock (cost $176,276)		180,780

Exchange-Traded Funds — 9.91%
iShares Core MSCI Emerging Markets ETF	207,795	17,213,738
iShares Core MSCI Pacific ETF	636,292	52,131,404
Vanguard Russell 1000 Growth ETF	583,740	74,607,809
Vanguard S&P 500 ETF	56,752	38,977,841
Total Exchange-Traded Funds (cost $173,876,134)		182,930,792
	Troy Ounces
Bullion — 6.35%
Gold ∞	29,199	117,259,829
Total Bullion (cost $34,141,850)		117,259,829
Number of shares
Short-Term Investments — 1.84%
Money Market Mutual Funds — 1.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	8,472,930	8,472,930
NQ- IV006 [0626] 0826 (5831246)    11

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	8,472,929	$ 8,472,929
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	8,472,929	8,472,929
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	8,472,930	8,472,930
Total Short-Term Investments (cost $33,891,718)		33,891,718

Total Value of Securities—99.50% (cost $1,317,727,367)		1,836,169,959
Receivables and Other Assets Net of Liabilities—0.50%★		9,212,174
Net Assets Applicable to 77,384,568 Shares Outstanding—100.00%		$1,845,382,133
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $160,626,519, which represents 8.70% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
∞	Represents a position held in the Subsidiary.
★	Includes $597,597 cash collateral held at broker for futures contracts as of June 30, 2026.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $1,644,057, which represented 0.09% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,959	$0
New Cotai PIK	2/7/22	2,417,082	1,644,057
Total		$14,741,041	$1,644,057

12    NQ- IV006 [0626] 0826 (5831246)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
98	$20,201,016	$20,201,248	9/30/26	$—	$(232)	$(11,485)
US Treasury Long Bonds
224	25,424,000	24,797,819	9/21/26	626,181	—	(147,000)
				44,999,067		626,181	(232)	(158,485)
Short Contracts:
US Treasury 10 yr Ultra Notes
(221)	(24,855,594)	(24,665,717)	9/21/26	—	(189,877)	14,113
US Treasury Ultra Bonds
(11)	(1,277,719)	(1,252,252)	9/21/26	—	(25,467)	8,250
				(25,917,969)		—	(215,344)	22,363
Total Futures Contracts		$19,081,098		$626,181	$(215,576)	$(136,122)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TAS – Turk Anonim Sirketi
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ- IV006 [0626] 0826 (5831246)    13